Consolidated Statements of Financial Condition (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents (includes restricted cash of $55,000 and $0, respectively)	$ 100,421,000	$ 45,744,000	$ 12,683,000
Available-for-sale securities	6,318,000	8,528,000
Investment securities	6,558,000	5,874,000
Selling commission and dealer manager fees
Due from related parties	2,240,000	1,072,000	1,176,000
Due from non-related parties		21,000	179,000
Reimbursable expenses
Due from related parties	11,741,000	18,772,000	1,490,000
Due from non-related parties	528,000	584,000	61,000
Investment banking fees (related party)	1,504,000	21,420,000
Due from RCAP Holdings and related parties	1,005,000	7,156,000
Property and equipment (net of accumulated depreciation: $249, $198, and $48)	569,000	458,000	113,000
Prepaid expenses and other assets	11,581,000	1,372,000	509,000
Deferred income taxes	877,000	126,000
Deferred offering costs and financing fees	3,028,000
Total assets	146,370,000	111,127,000	16,211,000
Liabilities and Stockholders' Equity
Accounts payable	9,050,000	4,695,000	1,303,000
Accrued expenses:
Due to related parties	3,494,000	5,894,000
Due to non-related parties	19,362,000	16,736,000	4,175,000
Payable to broker-dealers	8,666,000	1,259,000	5,007,000
Deferred revenue (related party)	1,877,000	2,567,000
Dividends payable	5,121,000	450,000
Total liabilities	47,570,000	31,601,000	10,485,000
Additional paid-in capital	91,216,000	43,376,000
Accumulated other comprehensive loss	(85,000)	(46,000)
Retained earnings		1,499,000
Member's equity			5,726,000
Total stockholders' equity	91,158,000	44,856,000	5,726,000
Non-controlling interest	7,642,000	34,670,000
Total liabilities and equity	146,370,000	111,127,000	16,211,000
Common Class A [Member]
Accrued expenses:
Common Stock	27,000	3,000
Common Class B [Member]
Accrued expenses:
Common Stock		$ 24,000